DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	May 25, 2015	Feb. 28, 2015	Feb. 28, 2014
Description Of Business And Going Concern Details Narrative
Date of incorporation		Mar. 28, 2007
State of incorporation		Nevada
Common stock issued pursuant to agreement	387
Warrants issued	2,905,568
Value shares and warrants issued	$ 2,130,750
Proceeds from private placement	2,112,750
Going Concern
Accumulated deficit		(18,723,149)	(10,727,675)
Net loss		$ (7,995,474)	$ (5,365,196)